Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	664,897,601.85	34,920
Yield Supplement Overcollateralization Amount 09/30/22	15,310,439.65	0
Receivables Balance 09/30/22	680,208,041.50	34,920
Principal Payments	26,084,829.20	832
Defaulted Receivables	1,017,602.59	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	14,448,535.77	0
Pool Balance at 10/31/22	638,657,073.94	34,048

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.29%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,502,002.64	335
Past Due 61-90 days	2,526,918.57	101
Past Due 91-120 days	488,265.23	23
Past Due 121+ days	0.00	0
Total	10,517,186.44	459

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	641,520.81
Aggregate Net Losses/(Gains) - October 2022	376,081.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses Ratio/(Gains)	0.25%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	7,344,556.35
Actual Overcollateralization	7,344,556.35
Weighted Average Contract Rate	3.81%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	48.10

Flow of Funds	$ Amount
Collections	28,856,540.32
Investment Earnings on Cash Accounts	9,479.08
Servicing Fee	(566,840.03)
Transfer to Collection Account	-
Available Funds	28,299,179.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	216,511.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,044,205.49
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,344,556.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,103,840.97

Total Distributions of Available Funds	28,299,179.37

Servicing Fee	566,840.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	657,251,279.43
Principal Paid	25,938,761.84
Note Balance @ 11/15/22	631,312,517.59

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2
Note Balance @ 10/17/22	119,371,279.43
Principal Paid	25,938,761.84
Note Balance @ 11/15/22	93,432,517.59
Note Factor @ 11/15/22	24.2675561%

Class A-3
Note Balance @ 10/17/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	385,010,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-4
Note Balance @ 10/17/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	100,230,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	35,090,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	17,550,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	256,576.56
Total Principal Paid	25,938,761.84
Total Paid	26,195,338.40

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	21,884.73
Principal Paid	25,938,761.84
Total Paid to A-2 Holders	25,960,646.57

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2198807
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2289692
Total Distribution Amount	22.4488499

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0568420
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.3716575
Total A-2 Distribution Amount	67.4284995

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	40.26
Noteholders' Third Priority Principal Distributable Amount	676.59
Noteholders' Principal Distributable Amount	283.15

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	2,924,574.03
Investment Earnings	7,126.31
Investment Earnings Paid	(7,126.31)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,185,842.71	$4,460,366.34	$5,020,347.72
Number of Extensions	277	172	193
Ratio of extensions to Beginning of Period Receivables Balance	1.06%	0.63%	0.68%